CONVERTIBLE DEBT INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Convertible Debt Instruments

	December 31, 2022	December 31, 2021
	$	$
Credit Agreement with Banking Syndicate, secured, maturing August 11, 2024 (Note 12.1),	71,916,716	—
Investissement Quebec secured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.2)	10,381,986	—
Strategic Innovation Fund of the Government of Canada unsecured loan related to Battery Manufacturing Plant and Innovation Center (Note 12.3)	6,189,814	—
Loans on research and development tax credits and subsidies receivable (Note 12.4)	22,150,030	10,564,590
Economic Development Canada (EDC) unsecured loans, maturing between January 2022 and February 2022 (Note 12.5)	—	24,397
Secured loans for the acquisition of rolling stock, maturing between December 2023 and August 2024 (Note 12.6)	34,802	95,949
Balance of purchase price payable related to the acquisition of the dealership rights, without interest (Note 12.7)	—	2,392,734
	110,673,348	13,077,670
Current portion of long-term debt and other debts	24,713	13,015,584
Long-term portion of long-term debt and other debts	110,648,635	62,086
As at December 31, 2022, the weighted average all-in interest rate was 5.46%, including stamping fees and spread, divided as follows:

	Repricing date	Interest Rate
Loans in the amount of CA$50,000,000	January 2023	3.67% - 4.71% plus 1.50% stamping fee
Loans in the amount of US$35,000,000	January 2023	4.42% - 5.80%, including spread of 1.50%

	March 2020 Convertible Loan	September 2020 Convertible Debenture	Total Convertible Debt Instruments	Conversion Option
	$	$	$	$
Balance at January 1, 2021	3,676,252	15,190,638	18,866,890	1,472,520
Accretion expense	483,050	2,020,047	2,503,097	–
Foreign currency translation adjustment	216,480	844,081	1,060,561	.
Repayment	(4,375,782)	(18,054,766)	(22,430,548)	(1,472,520)
Balance at December 31, 2021	–	–	–	–